Property, Equipment, Improvements and Intangible Assets - Summary of Capitalized Software (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Capitalized Computer Software, Net [Abstract]
Capitalized software	$ 471	$ 471	$ 471
Less: accumulated amortization	(294)	(150)	(31)
Capitalized software, net	$ 177	$ 321	$ 440